Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TAX-MANAGED GROWTH PORTFOLIO
Entity Central Index Key	0001002667
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000014300
Shareholder Report [Line Items]
Fund Name	Tax-Managed Growth Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Tax-Managed Growth Portfolio (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Tax-Managed Growth Fund 1.1. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Growth Portfolio	$46	0.42%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↓ An underweight position in Broadcom detracted as the stock outperformed, driven by strong demand related to new artificial intelligence (AI) applications

↓ Not holding Micron detracted, as shares rose sharply on a strengthening memory cycle and AI-driven data center demand that supported revenue and profitability

↓ Not holding Palantir Technologies detracted, as shares rose sharply on accelerating revenues and profitability driven by AI product offerings

↓ Among sectors, an underweight position in information technology and stock selections in materials and energy sectors hurt returns relative to the Index

↑ An overweight position in Alphabet, Inc., helped, as AI investment and integration accelerated Search and Cloud results, driving stock outperformance in 2025

↑ An overweight position in The Goldman Sachs Group, Inc., helped, as shares outperformed on improved capital market conditions, supporting accelerated growth

↑ An overweight in Uber Technologies helped, as shares outperformed during the period on share gains and innovation that accelerated revenue and margin growth

↑ Among sectors, stock selections in financials, an overweight exposure to communication services and stock selections in industrials helped returns

↑ The Fund’s use of options on Tesla, Inc. contributed positively. A put financed call spread allowed participation in upside within a defined band while obligating the Fund to purchase shares at a lower entry level if the stock declined

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Tax-Managed Growth Portfolio	S&P 500® Index
12/15	$10,000	$10,000
12/16	$10,906	$11,196
12/17	$13,388	$13,640
12/18	$12,716	$13,042
12/19	$16,514	$17,149
12/20	$20,382	$20,304
12/21	$25,488	$26,132
12/22	$20,426	$21,399
12/23	$26,282	$27,025
12/24	$32,987	$33,786
12/25	$38,591	$39,827

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Tax-Managed Growth Portfolio	16.99%	13.61%	14.45%
S&P 500® Index	17.88%	14.42%	14.81%

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 6,643,364,036
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 24,890,135
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,643,364,036
# of Portfolio Holdings	115
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$24,890,135

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.0%Footnote Reference*
Utilities	0.7%
Materials	1.1%
Energy	2.3%
Consumer Staples	4.2%
Industrials	8.6%
Health Care	9.3%
Consumer Discretionary	11.8%
Financials	14.5%
Communication Services	15.3%
Information Technology	32.2%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.0%
Microsoft Corp.	6.6%
Apple, Inc.	6.4%
Amazon.com, Inc.	6.0%
Alphabet, Inc., Class A	4.4%
Meta Platforms, Inc., Class A	4.3%
Alphabet, Inc., Class C	4.0%
Berkshire Hathaway, Inc., Class B	2.7%
JPMorgan Chase & Co.	2.5%
Broadcom, Inc.	2.2%
Total	47.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122